CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Office equipment, accumulated depreciation (in dollars)	$ 19,000	$ 16,000	$ 10
Intangible assets, accumulated amortization (in dollars)	$ 103,000	$ 94,000	$ 77,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	15,000,000
Common stock, shares issued	32,522,311	27,252,966	22,298,424
Common stock, shares outstanding	32,522,311	27,252,966	22,298,424